Significant Accounting Policies and Judgments (Tables)	12 Months Ended
Jun. 30, 2022
Accounting policies, accounting estimates and errors [Abstract]
Major Subsidiaries Over Which the Company Has Control	The Company’s principal subsidiaries during the year ended June 30, 2022 are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
1769474 Alberta Ltd. (“1769474”)	100%	Canadian Dollar
2105657 Alberta Inc. (“2105657”)	100%	Canadian Dollar
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
Aurora Nordic Cannabis A/S (“Aurora Nordic”)	100%	Danish Krone
Reliva, LLC (“Reliva”)	100%	United States Dollar
TerraFarma Inc.	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	100%	Canadian Dollar